Share-Based Compensation - Recognized share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 4,774,730	$ 749,259	¥ 3,613,043	¥ 2,557,706
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized	26,624	4,178	32,291	23,835
Sales and marketing
Recognized share-based compensation expenses
Share-based compensation expense recognized	1,612,219	252,992	1,093,547	860,862
General and administrative
Recognized share-based compensation expenses
Share-based compensation expense recognized	792,421	124,348	966,985	786,641
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 2,343,466	$ 367,741	¥ 1,520,220	¥ 886,368